Segment Information - Net sales information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Information
Revenues	$ 230,308	$ 181,277	$ 640,149	$ 507,752	$ 698,144	$ 550,846
United States
Segment Information
Revenues	181,789	146,642	515,742	423,524	583,011	445,210
All other countries
Segment Information
Revenues	$ 48,519	$ 34,635	$ 124,407	$ 84,228	$ 115,133	$ 105,636